Stock-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Options Outstanding and Exercisable

The following tables summarize information related to Cenovus’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at June 30, 2018	(thousands)	(thousands)
NSRs	36,864	29,247
PSUs	6,338	-
RSUs	6,996	-
DSUs	1,538	1,538

The weighted average exercise price of NSRs as at June 30, 2018 was $26.39.

	Units Granted	Units Vested and Paid Out
For the six months ended June 30, 2018	(thousands)	(thousands)
NSRs	3,909	-
PSUs	3,068	-
RSUs	3,487	1,772
DSUs	198	114

Summary of Stock-Based Compensation

The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
NSRs	2	4	4	6
PSUs	9	(6)	(2)	(12)
RSUs	8	(3)	7	(6)
DSUs	4	(10)	5	(17)
Stock-Based Compensation Expense (Recovery)	23	(15)	14	(29)
Stock-Based Compensation Costs Capitalized	7	(3)	5	(4)
Total Stock-Based Compensation	30	(18)	19	(33)